TRADE PAYABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Non-current
Trade payables	€ 0	€ 0
Fixed assets payables	0	0
Employees' entitlements	0	0
Taxes payable other than income tax	0	0
Contract liabilities and other liabilities to customers	31	29
Other payables	37	30
Total other	68	59
Total trade payables and other	68	59
Current
Trade payables	1,099	931
Fixed assets payables	41	35
Employees' entitlements	195	211
Taxes payable other than income tax	32	15
Contract liabilities and other liabilities to customers	54	62
Other payables	10	9
Total other	332	332
Total trade payables and other	€ 1,431	€ 1,263